Hedging Instruments - Summary of Effect of Cash Flow Hedges in Consolidated Statements of Operations and Consolidated Statements of Other Comprehensive Income(Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount of total hedging (loss)/gain recognized in the consolidated statement of other comprehensive income (loss)	$ (12,562)	$ 78,297	$ (29,009)	$ 115,992
Amount of gain/(loss) reclassified from the consolidated statement of other comprehensive income (loss) to the consolidated statement of operations	$ 12,312	$ 5,679	$ 14,819	$ 4,946